UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 88.3%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	3,943,870		$4,538,531
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	10,013,392		11,068,323
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	5,548,030		7,352,438
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,805,699		16,561,980
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	10,684,659		14,730,363
U.S. Treasury Bonds, Inflation Indexed	3.375%	4/15/32	2,097,467		2,874,295
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,246,855		2,648,597
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,467,668		10,038,599
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	6,786,948		5,939,815
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	4,941,023		4,162,041
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	11,325,440		11,491,041
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	12,171,775		10,555,375
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	9,595,729		9,753,406
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	10,851,961		11,141,774
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	30,282,039		30,171,630
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	19,468,586		20,155,302
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	15,496,624		15,478,664
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	13,834,000		14,385,202
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	5,713,470		6,086,331
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	28,996,695		28,897,787
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	10,059,480		10,743,082
U.S. Treasury Notes, Inflation Indexed	1.375%	1/15/20	5,518,100		5,790,126
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	35,688,882		35,458,867
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	11,083,172		11,635,313
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	19,659,279		20,429,274
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	17,630,352		17,877,582
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	31,985,818		31,169,092
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	25,145,652		24,520,606
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	22,705,103		21,889,740
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	27,401,627		26,926,730
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	32,772,878		32,614,552
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	18,996,201		18,124,560
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	14,237,388		13,646,209

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $513,616,229)					508,857,227

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset-Backed Securities Trust, 2003-ABF1 A	0.934%	1/25/34	50,504		48,580	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.934%	10/25/32	53,290		49,444	(a)
EMC Mortgage Loan Trust, 2003-B A1	0.744%	11/25/41	37,805		35,482	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.874%	3/25/33	15,746		14,040	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $154,689)					147,546

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.3%
Canada - 0.3%
Government of Canada, Bonds (Cost - $2,023,861)	4.250%	12/1/26	1,434,926	CAD	1,566,687

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.2%
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		10/23/15	534		204,422
U.S. Treasury 5-Year Notes Futures, Call @ $122.00		10/23/15	1,383		43,219
U.S. Treasury 10-Year Notes Futures, Call @ $128.50		10/23/15	395		308,594
U.S. Treasury 10-Year Notes Futures, Call @ $129.50		10/23/15	394		135,437
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00		10/23/15	197		304,734
U.S. Treasury Long-Term Bonds Futures, Call @ $165.00		10/23/15	593		101,922

TOTAL PURCHASED OPTIONS (Cost - $913,924)					1,098,328

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $516,708,703)					511,669,788

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 5.5%
Repurchase Agreements - 5.5%
Goldman Sachs & Co. repurchase agreement dated 9/30/15; Proceeds at maturity - $32,000,098; (Fully collateralized by U.S. government agency obligations, 1.700% due 2/26/20; Market value - $32,628,626) (Cost - $32,000,000)	0.110%	10/1/15	32,000,000	$32,000,000

TOTAL INVESTMENTS - 94.3% (Cost - $548,708,703#)				543,669,788
Other Assets in Excess of Liabilities - 5.7%				32,728,084

TOTAL NET ASSETS - 100.0%				$576,397,872

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

CAD	— Canadian Dollar

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	10/23/15	$121.00	534	$95,953
U.S. Treasury 5-Year Notes Futures, Put	10/23/15	119.50	534	37,547
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	131.50	789	49,313
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	168.00	593	37,063
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	161.00	197	123,125
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	155.00	49	42,875

TOTAL WRITTEN OPTIONS (Premiums received - $413,785)				$385,876

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. Treasury inflation protected securities	—	$508,857,227	—	$508,857,227
Asset-backed securities	—	147,546	—	147,546
Non-U.S. Treasury inflation protected securities	—	1,566,687	—	1,566,687
Purchased options	$1,098,328	—	—	1,098,328

Total long-term investments	$1,098,328	$510,571,460	—	$511,669,788

Short-term investments†	—	32,000,000	—	32,000,000

Total investments	$1,098,328	$542,571,460	—	$543,669,788

Other financial instruments:
Futures contracts	$2,347,352	—	—	$2,347,352
Forward foreign currency contracts	—	$392,577	—	392,577

Total other financial instruments	$2,347,352	$392,577	—	$2,739,929

Total	$3,445,680	$542,964,037	—	$546,409,717

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$385,876	—	—	$385,876
Futures contracts	2,623,477	—	—	2,623,477
Forward foreign currency contracts	—	$425,165	—	425,165

Total	$3,009,353	$425,165	—	$3,434,518

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,549,347
Gross unrealized depreciation	(11,588,262)

Net unrealized depreciation	$(5,038,915)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,127	12/17	$522,055,000	$524,066,212	$2,011,212
Euro-Bund	8	12/15	1,370,572	1,396,213	25,641
U.S. Treasury 10-Year Notes	380	12/15	48,608,563	48,919,062	310,499

					2,347,352

Contracts to Sell:
90-Day Eurodollar	790	12/15	196,552,182	196,680,374	(128,192)
90-Day Eurodollar	884	3/16	219,632,977	219,850,800	(217,823)
90-Day Eurodollar	497	12/16	122,825,747	123,075,836	(250,089)
90-Day Eurodollar	2,029	12/18	495,826,680	497,840,512	(2,013,832)
U.S. Treasury 5-Year Notes	173	12/15	20,837,828	20,849,203	(11,375)
U.S. Treasury Long-Term Bonds	99	12/15	15,574,865	15,577,031	(2,166)

					(2,623,477)

Net unrealized depreciation on open futures contracts					$(276,125)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	626,080,000	USD	5,080,540	Bank of America N.A.	10/16/15	$139,156
USD	4,464,529	JPY	550,000,000	Barclays Bank PLC	10/16/15	(120,880)
JPY	683,890,000	USD	5,550,154	Citibank N.A.	10/16/15	151,510
EUR	666,001	USD	744,782	Bank of America N.A.	11/13/15	(112)
USD	1,646,607	CAD	2,165,000	Bank of America N.A.	11/13/15	24,610
USD	484,381	EUR	429,000	Bank of America N.A.	11/13/15	4,707
USD	8,176,065	JPY	1,016,816,327	Bank of America N.A.	11/13/15	(304,152)
EUR	1,464	USD	1,659	Citibank N.A.	11/13/15	(21)
USD	62,712	EUR	56,001	Citibank N.A.	11/13/15	96
USD	78,865	EUR	70,000	Citibank N.A.	11/13/15	597
JPY	256,846,424	USD	2,070,190	Credit Suisse	11/13/15	71,901

Total						$(32,588)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015